Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0
Valuation allowance, deferred tax asset, increase				5,200,000
Unrecognized tax benefits that would impact effective tax rate				100,000
Domestic Tax Authority [Member]
Operating loss carryforwards				2,200,000
Deferred tax assets, tax credit carryforwards, research				500,000
State and Local Jurisdiction [Member] | California Franchise Tax Board [Member]
Operating loss carryforwards				2,200,000
Deferred tax assets, tax credit carryforwards, research				$ 12,000